Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Marketable Securities

	As of
	December 31,	December 31,
$ in millions	2012	2011
Available-for-sale investments:
Seed money	113.4	63.5
CLOs	2.4	—
Other debt securities	6.3	—
Trading investments:
Investments related to deferred compensation plans	213.5	184.4
UIT-related equity and debt securities	4.9	3.1
Other equity securities	0.3	—
Equity method investments	228.2	193.1
Foreign time deposits	31.3	32.2
Other	10.4	8.2
Total investments	610.7	484.5

Realized Gains Losses Available-For-Sale Securities
Realized gains and losses recognized in the income statement during the year from investments classified as available-for-sale are as follows:

	2012			2011			2010
$ in millions	Proceeds from Sales	Gross Realized Gains	Gross Realized Losses	Proceeds from Sales	Gross Realized Gains	Gross Realized Losses	Proceeds from Sales	Gross Realized Gains	Gross Realized Losses
Seed money	50.3	5.3	(0.6)	59.3	8.8	(1.2)	64.5	9.9	(1.3)
CLOs	0.3	—	—	0.9	0.6	—	0.2	—	—

Gross Unrealized Holding Gains And Losses Recognized In Other Accumulated Comprehensive Income From Available-For-Sale Investments
Gross unrealized holding gains and losses recognized in other accumulated comprehensive income from available-for-sale investments are presented in the table below:

	December 31, 2012				December 31, 2011
$ in millions	Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value	Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Seed money	105.5	8.4	(0.5)	113.4	65.7	2.2	(4.4)	63.5
CLOs	2.4	—	—	2.4	—	—	—	—
Other debt securities	6.3	—	—	6.3	—	—	—	—
	114.2	8.4	(0.5)	122.1	65.7	2.2	(4.4)	63.5

Breakdown Of Available-For-Sale Investments with Unrealized Losses
The following table provides the breakdown of available-for-sale investments with unrealized losses at December 31, 2012:

	Less Than 12 Months		12 Months or Greater		Total
$ in millions	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Seed money (52 funds)	0.2	—	11.5	(0.5)	11.7	(0.5)

The following table provides the breakdown of available-for-sale investments with unrealized losses at December 31, 2011:

	Less Than 12 Months		12 Months or Greater		Total
$ in millions	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Seed money (64 funds)	37.5	(4.4)	—	—	37.5	(4.4)

Summary of companys voting contol in entities where it has noncontrolling interest
The company owns 100% of the voting control of its subsidiary entities, directly or indirectly, with the exception of the following entities, which are consolidated with resulting noncontrolling interests:

Name of Company	Country of Incorporation	% Voting Interest Owned
India Asset Recovery Management Limited	India	80.1%
VV Immobilien Verwaltungs und Beteiligungs GmbH	Germany	70.0%
VV Immobilien Verwaltungs GmbH	Germany	70.0%
HVH Immobilien und Beteiligungs GmbH	Germany	70.0%

Summary Of Companys Investment In Joint Ventures And Affiliates
ollowing are the company's investments in joint ventures and affiliates, which are accounted for using the equity method and are recorded as investments on the Consolidated Balance Sheets:

Name of Company	Country of Incorporation	% Voting Interest Owned
Invesco Great Wall Fund Management Company Limited	China	49.0%
Huaneng Invesco WLR Investment Consulting Company Limited	China	50.0%
Pocztylion - ARKA	Poland	29.3%